ORGANIZATION AND PRINCIPAL ACTIVITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Organization And Principal Activities
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

China Natural Resources, Inc. (“CHNR” or the “Company”) is a British Virgin Islands (“BVI”) holding company incorporated in 1993. The address of the principal executive office is Room 2205, 22/F, West Tower, Shun Tak Centre, 168-200 Connaught Road Central, Sheung Wan, Hong Kong. The Company’s principal activity is investment holding. The Company’s subsidiaries (collectively with CHNR, the “Group”) are primarily involved in the exploration and mining and wastewater treatment businesses in the People’s Republic of China (“PRC”).

CHNR’s principal shareholder is Feishang Group Limited (“Feishang Group” or the “Shareholder”), a BVI corporation. Mr. Li Feilie is the controlling shareholder of Feishang Group. In the opinion of the directors of the Company (the “Directors”), the ultimate parent of CHNR is Laitan Investment Limited, a BVI corporation.

1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

China Natural Resources, Inc. (“CHNR” or the “Company”) is a British Virgin Islands (“BVI”) holding company incorporated in 1993. The address of the principal executive office is Room 2205, 22/F, West Tower, Shun Tak Centre, 168-200 Connaught Road Central, Sheung Wan, Hong Kong. The Company’s principal activity is investment holding. The Company’s subsidiaries (collectively with CHNR, the “Group”) are primarily involved in the exploration and mining and wastewater treatment businesses in the People’s Republic of China (“PRC”).

CHNR’s principal shareholder is Feishang Group Limited (“Feishang Group” or the “Shareholder”), a BVI corporation. Mr. Li Feilie is the controlling shareholder of Feishang Group. In the opinion of the directors of the Company (the “Directors”), the ultimate parent of CHNR is Laitan Investment Limited, a BVI corporation.

As of the date of this report, the Company had direct and indirect interests in the following subsidiaries, the particulars of which are set out below:

	Place of incorporation/ registration and operations	Nominal value of issued common/ registered share capital	Percentage of equity attributable to the Company			Principal activities
Name			Direct	Indirect
China Coal Mining Investment Limited (“China Coal”)	Hong Kong	*	100	—		Investment holding
FMH Corporate Services Inc.	United States	*	100	—		Dormant
Feishang Dayun Coal Mining Limited	Hong Kong	*	—	100		Investment holding
Feishang Mining Holdings Limited	BVI	*	100	—		Investment holding
Feishang Yongfu Mining Limited	Hong Kong	*	—	100		Investment holding
Newhold Investments Limited	BVI	*	100	—		Investment holding
Pineboom Investments Limited	BVI	*	100	—		Investment holding
Shenzhen Feishang Management and Consulting Co., Limited (“Feishang Management”)	PRC/Mainland China	CNY10,000	—	100		Provision of management and consulting services to other companies in the Group
Silver Moon Technologies Limited	BVI	*	80	—		Dormant
Sunwide Capital Limited	BVI	*	100	—		Dormant
Yangpu Shuanghu Industrial Development Co., Limited	PRC/Mainland China	CNY1,000	—	100		Investment holding
Yunnan Feishang Mining Co., Limited	PRC/Mainland China	CNY50,000	—	100		Investment holding
Bayannaoer City Feishang Mining Company Limited	PRC/Mainland China	CNY59,480	—	100		Exploration and development of lead mines
Precise Space-Time Technology Limited (“PST Technology”)	Hong Kong	HK$10	100			Investment holding
Shenzhen New Precise Space-Time Technology Co., Limited (“Shenzhen New PST”)	PRC/Mainland China	US$800	—	100		Investment holding
Shenzhen Qianhai Feishang Environmental Investment Co., Limited (“Shenzhen Qianhai”)	PRC/Mainland China	CNY100,000	—	100		Investment holding
Shanghai Onway Environmental Development Co., Limited (“Shanghai Onway”)	PRC/Mainland China	CNY20,408	—	51		Provision of construction services, maintenance services and sales of equipment related to wastewater treatment
Zhejiang Xinyu Environmental Technology Co., Limited	PRC/Mainland China	CNY20,000	—	51		Provision of construction service, maintenance service and sale of equipment related to wastewater treatment
Shaoguan Angrui Environmental Technology Development Co., Limited (“Shaoguan Angrui”)	PRC/Mainland China	CNY26,682	—	28	**	Wastewater and refuse treatment under the service concession agreement

*  Insignificant

** Shaoguan Angrui is a subsidiary of a non-wholly-owned subsidiary of the Company but is accounted for as a subsidiary by virtue of the Company's control over it.

The consolidated financial statements of the Group for the year ended December 31, 2022 were authorized for issuance in accordance with a resolution of the Directors executed on May 15, 2023.